Share-Based Awards Plan	12 Months Ended
Dec. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Awards Plan
23.	SHARE-BASED AWARDS PLAN
Baidu, Inc.
2008 Share Incentive plan
In December 2008, the Company adopted a share incentive plan (the “2008 Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees, consultants and non-employees
of the Company. The Company reserved 274,302,160 Class A ordinary shares (previously 3,428,777 Class A ordinary shares before the Share Subdivision as detailed in Note 1) for issuance under the 2008 Plan, which expired in the year 2018. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years
from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.
2018 Share Incentive Plan
In July 2018, the Company adopted a share incentive plan (the “2018 Plan”), which provides for the granting of share incentives, including ISOs, restricted shares and any other form of award pursuant to the 2018 Plan, to members of the board, employees, consultants, and non-employees
of the Company. The 2018 Plan has a
ten-year
term and a maximum number of 275,516,000 Class A ordinary shares (previously 3,443,950 Class A ordinary shares before the Share Subdivision as detailed in Note 1) available for issuance pursuant to all awards under the 2018 Plan.
2023 Share Incentive Plan
In August 2023, the Company adopted a share incentive plan (the “2023 Plan”), which provides for the granting of ISOs, restricted shares, restricted share units; and any other form of awards granted to a participant pursuant to the 2023 plan to members of the board, employees, and consultants of the Company. The 2023 Plan has a maximum number of
281,230,346 Class A ordinary shares available for issuance pursuant to all awards under the 2023 Plan.
Under the 2008 Plan, the 2018 Plan and the 2023 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.
Following the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1, each Class A ordinary share was subdivided into eighty Class A ordinary shares and each ADS represents eight Class A ordinary shares. Prior and subsequent to March 1, 2021, one ordinary share was and will be issuable upon the vesting of one outstanding restricted share or the exercise of one outstanding share option, respectively. Therefore, following the Share Subdivision, each share option and restricted share is subdivided into eighty share options and eighty restricted shares, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option is diluted by eighty times. The number of restricted shares and share options, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option has been retrospectively adjusted for the Share Subdivision in the following tables.

Incentive share options
The following table summarizes the option activity for the year ended December 31, 2023:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2022	19,669,296	19	5.6	20

Granted	—	—
Exercised	(1,388,560)	11
Forfeited/Cancelled	(497,616)	14

Outstanding, December 31, 2023	17,783,120	19	4.4	17

Vested and expected to vest at December 31, 2023	17,149,656	19	4.3	17

Exercisable at December 31, 2023	16,017,392	19	4.0	17

Total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 was RMB210 million, RMB124 million and RMB64 million (US$9 million), respectively. The total fair value of options vested during the years ended December 31, 2021, 2022 and 2023 was RMB217 million, RMB193 million and RMB85 million (US$12 million), respectively.
Share options are usually subject to vesting schedules ranging from two
to four years. As of December 31, 2023, RMB50 million (US$7 million) of unrecognized share-based compensation cost related to share options is expected to be recognized over a weighted-average vesting period of 2.1 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.
The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. Assumptions of the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31,
	2021	2022
Risk-free interest rate	0.63~1.23%	1.92~2.96%
Dividend yield	—	—
Expected volatility range	38.12%~39.82%	40.66%~47.03%
Expected life (in years)	5.80~5.86	5.26~5.49

Note: The company didn’t grant share options in 2023.
In addition, the Company recognizes share-based compensation expense net of estimated forfeiture for shares expected to vest over the service period of the award. Estimated forfeiture rates are primarily based on historical experience of employee turnover. To the extent the Company revises this estimate in the future, share-based compensation expense could be materially impacted in the year of revision, as well as in the following years.
The exercise price of options granted during the years ended December 31, 2021 and 2022 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2022 was US$12 and US$8, respectively.
Restricted Shares
Restricted Shares activity for the year ended December 31, 2023 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2022	126,250,360	17

Granted	35,125,120	17
Vested	(49,878,448)	17
Forfeited/Cancelled	(15,334,944)	17

Unvested, December 31, 2023	96,162,088	17

The total fair value of the restricted shares vested during the years ended December 31, 2021, 2022 and 2023 was RMB5.0 billion, RMB6.2 billion and RMB6.1 billion (US$861 million), respectively. The weighted-average grant-date fair value of the Restricted Shares granted during the years ended December 31, 2021, 2022 and 2023 was US$23, US$15 and US$17, respectively.
As of December 31, 2023, there was RMB4.9 billion (US$686 million) of unrecognized share-based compensation cost related to restricted shares, which is expected to be recognized over a weighted-average vesting period of 2.6 years. To the extent the actual forfeiture rate is different from the original estimate, the actual share-based compensation costs related to these awards may be different from expectation. To the extent the Company revises this estimate in the future, share-based compensation expense could be materially impacted in the year of revision, as well as in the following years.
Subsidiaries-iQIYI
2010 Equity Incentive Plan
In October 2010, iQIYI adopted its 2010 Equity Incentive Plan (the “iQIYI 2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants to purchase iQIYI’s ordinary shares. The 2010 Plan is valid and effective for an original term of ten years, and further extended to twenty years on September 15, 2020 commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. As of December 31, 2023, the share option pool under the iQIYI 2010 Plan approved by the Board of Directors of iQIYI was 589,729,714 iQIYI’s ordinary shares. All options granted vest over a four-year period.

2021 Equity Incentive Plan
On December 2, 2021, iQIYI adopted its 2021 Equity Incentive Plan (the “iQIYI 2021 Plan”), which permits the grant of restricted shares units and options to the directors, employees, consultants and other individuals of iQIYI. Under the 2021 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards shall initially be 364,000,000 iQIYI’s ordinary shares, provided that if restricted share units or options with US$0 exercise price are granted, each restricted share unit and option with US$0 exercise price (that entitles the holder to one ordinary share) granted shall reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares. The 2021 Plan is valid and effective for a term of ten
years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2021 Plan. Any unvested portion of the restricted shares units and options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will be expired upon 90 days following such termination. In 2023, iQIYI has granted options under the 2021 Plan to its employees and directors. All options vest over a four-year period.
The following table sets forth the summary of employee option activity for the year ended December 31, 2023:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate Intrinsic value (US$ in millions)
Outstanding, December 31, 2022	479,471,102	0.35	6.8	193

Granted	90,174,000	0.08
Forfeited/Expired	(15,212,381)	0.22
Exercised	(22,145,907)	0.35

Outstanding, December 31, 2023	532,286,814	0.31	6.3	205

Vested and expected to vest at December 31, 2023	512,532,464	0.32	6.2	193

Exercisable at December 31, 2023	321,994,786	0.44	4.8	82

As of December 31, 2023, there was RMB878 million (US$124 million) of unrecognized share-based compensation cost related to share options granted by iQIYI which is expected to be recognized over a weighted-average period of 2.5 years.
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenues	173	148	133	19
Selling, general and administrative	718	424	315	44
Research and development	328	239	189	27

	1,219	811	637	90

Other Subsidiaries
In fiscal year 2023, several subsidiaries of the Company have granted restricted shares and share options tied to the valuation of the subsidiaries to the employees of the Company, of which will be settled by the subsidiaries upon vesting or exercise of these awards. These awards are generally subject to a four-year vesting schedule as determined by the administrator of the plan. During the year ended December 31, 2023, the expenses recognized in respect of the share-based awards relating to these subsidiaries are insignificant.
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenues	399	409	590	83
Selling, general and administrative	1,840	1,750	1,678	236
Research and development	4,817	4,629	4,077	575

	7,056	6,788	6,345	894